Leases (Details) - Schedule of the components of lease costs, lease term and discount rate - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Schedule of The Components of Lease Costs Lease Term and Discount Rate [Abstract]
Operating lease cost	$ 2,176	$ 67,755	$ 74,887
Weighted Average Remaining Lease Term – Operating leases	3 years 6 months 29 days	3 years	3 years 11 months 4 days
Weighted Average Discount Rate – Operating leases	4.75%	3.94%	3.98%